LEASE LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Addition from acquisition	$ 9,196	$ 542
Florida Canyon Gold Inc. [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Addition from acquisition	$ 9,200
Bottom of range [Member] | Florida Canyon Gold Inc. [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Leases, applied interest rate	7.88%
Top of range [Member] | Florida Canyon Gold Inc. [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease terms	2 years
Leases, applied interest rate	8.54%